Share based compensation - Additional Information (Details) - shares	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2025	Dec. 31, 2017
Share based compensation
Share options granted		2,663,903
2017 Share Incentive Plan
Share based compensation
Ordinary shares reserved for issuance			51,200,000
Share options granted	14,196,882
Term of the options			10 years
Public Company Plan
Share based compensation
Ordinary shares reserved for issuance	51,029,546
Term of the options		10 years
Public Company Plan | Share options granted prior to the IPO | Minimum
Share based compensation
Vesting period		1 year
Public Company Plan | Share options granted prior to the IPO | Maximum
Share based compensation
Vesting period		4 years
Public Company Plan | Share options granted post IPO | Minimum
Share based compensation
Vesting period		1 year
Public Company Plan | Share options granted post IPO | Maximum
Share based compensation
Vesting period		4 years